Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	June 30,	December 31,
	2026	2025
Office equipment	$5	$5
Computers	125	115
Furniture and fixtures	25	26
Leasehold improvements	7	7
	163	153
Less : Accumulated depreciation	(52)	(27)
Property, plant and equipment, net	$111	$126

Property, plant and equipment consist of the following:

	December 31,
	2025	2024
Office equipment	$4,313	$-
Computers	114,946	-
Furniture and fixtures	26,176	-
Leasehold improvements	7,373	-
	152,807	-
Less: Accumulated depreciation	(26,753)	-
Property, plant and equipment, net	$126,054	$-